SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - SGD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[1]	$ 14,472	$ 12,930
Ten-League Corporations Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[1],[2]	14,284	12,353
Ten-League Green Energy Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[1],[3]	$ 188	$ 577

[1]	The amounts are unsecured, interest-free and repayable on demand.
[2]	Ultimate holding company
[3]	100% owned by Ten-League Corporations Pte Ltd